UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund:  BlackRock MuniYield Investment Fund (MYF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$624,755
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB (a):
5.75%, 9/01/18	975	1,061,209
5.75%, 9/01/18	25	27,206
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	651,367

		1,739,782
Arizona — 0.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (b)(c)	1,070	1,094,771
California — 13.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	2,740	2,969,804
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,919,271
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	793,588
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (b):
5.00%, 12/01/41	330	367,155
5.00%, 12/01/46	405	446,456
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,065	1,274,890
2nd, 5.25%, 5/01/33	830	959,148
5.00%, 5/01/44	1,275	1,442,382
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	2,000	2,135,640
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,732,590

Municipal Bonds	Par (000)	Value
California (continued)
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	$1,620	$1,999,371
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/19 (a)	1,310	1,439,795
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,535	2,942,400
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,218,810
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	1,004,538
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	747,094
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	3,730	4,468,764

		27,861,696
Colorado — 1.0%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,182,090
5.50%, 11/15/30	330	387,281
5.50%, 11/15/31	400	467,724

		2,037,095
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	551,915
Florida — 6.6%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	806,409
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	985	1,116,665

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	$1,995	$2,344,205
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,285,600
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	240	243,518
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	220	223,258
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,170	1,341,195
Series B, AMT, 6.25%, 10/01/38	525	647,824
Series B, AMT, 6.00%, 10/01/42	700	835,576
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,812,661
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,417,512

		14,074,423
Georgia — 0.1%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Series D, 6.00%, 1/01/23	230	248,559
Hawaii — 1.2%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	575,884
5.25%, 8/01/26	525	621,364
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	1,135	1,291,278

		2,488,526
Illinois — 15.1%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,110,360

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (a)	$6,065	$7,255,378
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,106,820
5.25%, 12/01/40	1,000	1,103,840
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	2,000	2,265,040
5.25%, 12/01/43	1,500	1,670,340
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,677,240
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,344,168
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,701,050
Presence Health Network, Series C, 4.00%, 2/15/41	910	869,050
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,588,268
6.00%, 6/01/28	390	457,957
State of Illinois, GO:
5.25%, 2/01/32	2,200	2,380,092
5.50%, 7/01/33	1,000	1,098,000
5.50%, 7/01/38	415	453,628

		32,081,231
Indiana — 3.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,657,597
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	4,525	5,009,718

		6,667,315
Kansas — 1.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,680,019

2	BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Kentucky — 0.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/19 (a)	$1,200	$1,371,972
Louisiana — 2.2%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,500	1,782,705
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,643,139
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,195	1,301,128

		4,726,972
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,929,275
Massachusetts — 2.3%
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 6/01/41	975	1,025,671
Series C, 5.35%, 12/01/42	1,650	1,762,645
Series F, 5.70%, 6/01/40	1,910	1,990,144

		4,778,460
Michigan — 3.1%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	2,112,319
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	900	906,660
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	450	494,370
6.00%, 10/15/18 (a)	760	834,936
6.00%, 10/15/38	40	43,676

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$1,970	$2,233,941

		6,625,902
Mississippi — 1.1%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,785	2,377,513
Nevada — 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	2,850	3,190,490
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	3,831,502

		7,021,992
New Jersey — 4.3%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	900	1,024,596
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	2,250	2,503,057
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,894,894
Series AA, 5.50%, 6/15/39	2,475	2,777,668

		9,200,215
New York — 2.5%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A (AGM), 3.00%, 7/15/43	1,695	1,597,656
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	1,100	1,154,395
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	665	751,403

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$1,650	$1,843,001

		5,346,455
Ohio — 2.2%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,447,402
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,000	1,186,580

		4,633,982
Oklahoma — 0.4%
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 6/01/35 (d)	700	809,018
Pennsylvania — 3.8%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,192,562
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	1,098,960
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/45	1,000	1,141,730
Sub-Series A, 5.63%, 12/01/31	2,455	2,816,180
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,715,640

		7,965,072
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	525	565,577
Series B, 4.50%, 6/01/45	3,950	4,092,161

		4,657,738
South Carolina — 4.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,992,673

Municipal Bonds	Par (000)	Value
South Carolina (continued)
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	$1,955	$2,299,158
5.50%, 7/01/41	1,000	1,145,450
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,280	1,451,277
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,500	1,767,870

		9,656,428
Tennessee — 1.3%
Metropolitan Nashville Airport Authority, ARB, AMT, Series B:
5.00%, 7/01/43	1,000	1,139,320
5.00%, 7/01/40	1,350	1,542,483

		2,681,803
Texas — 9.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien (a):
5.75%, 1/01/21	1,000	1,182,130
6.00%, 1/01/21	2,600	3,099,850
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (a)	1,800	1,913,454
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (a)	3,515	4,149,879
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	1,900	2,216,578
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,501,500
Series H, 5.00%, 11/01/37	1,535	1,721,994
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,000	1,102,230
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	835,308

4	BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$1,700	$1,975,196

		19,698,119
Virginia — 1.9%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	638,809
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	800	892,840
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	2,090	2,433,115

		3,964,764
Wisconsin — 2.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	3,470	3,716,856
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,155	1,215,337

		4,932,193
Total Municipal Bonds — 92.6%		196,527,960

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,080	1,163,754
California — 20.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	2,681	2,981,575
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (a)(f)	4,200	4,552,254
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/20 (a)	6,000	6,867,960

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (a)(f)	$5,251	$6,058,481
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	7,697	8,742,588
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	871,844
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/19 (a)	8,412	9,441,546
University of California, RB, Series O, 5.75%, 5/15/19 (a)	3,001	3,360,147

		42,876,395
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	2,149	2,368,505
District of Columbia — 3.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,804	3,178,978
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (a)	3,507	3,814,771

		6,993,749
Florida — 2.0%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,148,296
Illinois — 3.6%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	5,300	5,769,792
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/18 (a)	1,750	1,844,771

		7,614,563
Nevada — 8.8%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	5,000	5,422,550
Series B, 5.50%, 7/01/19	5,668	6,334,492

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	$6,070	$6,997,192

		18,754,234
New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (a)(f)	2,159	2,393,189
New Jersey — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,249	2,367,306
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,145,280
Series B, 5.25%, 6/15/36 (f)	1,000	1,096,201

		7,608,787
New York — 16.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	5,206,329
Series FF, 5.00%, 6/15/45	3,859	4,442,578
Series FF-2, 5.50%, 6/15/40	2,505	2,785,209
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 17.38%, 1/15/39 (b)(d)	2,499	2,712,656
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	1,290	1,507,090
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	3,000	3,606,646
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	5,093,847
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	2,560	3,003,365

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	$5,700	$6,244,407

		34,602,127
South Carolina — 1.7%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19 (f)	258	283,244
5.50%, 1/01/19	2,986	3,275,103

		3,558,347
Texas — 6.8%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (a)(f)	3,989	4,365,723
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	6,017,382
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	3,480	4,098,709

		14,481,814
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,994	2,155,356
Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (a)	612	677,979
5.50%, 5/15/35	1,137	1,259,597

		1,937,576
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 70.9%		150,656,692
Total Long-Term Investments (Cost — $313,215,403) — 163.5%		347,184,652

6	BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (g)(h)	264,262	$264,288
Total Short-Term Securities (Cost — $264,288) — 0.1%		264,288

Value
Total Investments (Cost — $313,479,691*) — 163.6%	$347,448,940
Other Assets Less Liabilities — 1.3%	2,841,933
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (37.1)%	(78,710,283)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (27.8)%	(59,221,357)

Net Assets Applicable to Common Shares — 100.0%	$212,359,233

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$235,321,926

Gross unrealized appreciation	$34,228,543
Gross unrealized depreciation	(672,598)

Net unrealized appreciation	$33,555,945

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Variable rate security. Rate as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire between October 1, 2016 to November 15, 2019, is $18,113,292.

(g)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	1	264,261	264,262	$264,288	$514

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(11)	5-Year U.S. Treasury Note	December 2016	$1,328,766	$9,957
(29)	10-Year U.S. Treasury Note	December 2016	$3,759,125	51,630
(17)	Long U.S. Treasury Bond	December 2016	$2,766,219	116,792
(3)	Ultra U.S. Treasury Bond	December 2016	$527,812	28,738
Total				$207,117

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

8	BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$347,184,652	—	$347,184,652
Short-Term Securities	$264,288	—	—	264,288

Total	$264,288	$347,184,652	—	$347,448,940

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$207,117	—	—	$207,117
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$125,550	—	—	$125,550
Liabilities:
TOB Trust Certificates	—	$(78,571,069)	—	(78,571,069)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

Total	$125,550	$(137,971,069)	—	$(137,845,519)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: December 20, 2016